Other current financial liabilities - Disclosure of Movement in Number of Warrants (Details) - Warrants - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Number of shares outstanding at beginning of period (in shares)	30,735,950	30,735,950
Issuance of warrants (in shares)	0	0
Exercise of warrants (in shares)	0	0
Number of shares outstanding at end of period (in shares)	30,735,950	30,735,950